Other General and Administration Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other General and Administration Expenses [Abstract]
Seanergy's executive office expenses	$ 136	$ 110	$ 134
MCS office rent	112	561	654
Travel and trasportation	132	236	116
Subscriptions	94	146	118
Other	662	1,029	650
Total	$ 1,136	$ 2,082	$ 1,672